Restructuring expense (Details) SFr in Thousands		3 Months Ended		6 Months Ended
	Jun. 10, 2025 position	Jun. 30, 2025 CHF (SFr)	Jun. 30, 2024 CHF (SFr)	Jun. 30, 2025 CHF (SFr)	Jun. 30, 2024 CHF (SFr)
Restructuring Expense [Abstract]
Number of positions eliminated | position	34
Expense of restructuring activities | SFr		SFr 2,617	SFr 0	SFr 2,617	SFr 0